Segment Information (Tables)	12 Months Ended
Aug. 31, 2023
Segment Information (Tables) [Line Items]
Schedule of Revenue and Operating Results by Segments	For the year ended August 31, 2021
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	502,607	625,640	273,533	1,401,780
Costs of revenue	(513,871)	(382,548)	(283,844)	(1,180,263)
Segment gross (loss)/profit	(11,264)	243,092	(10,311)	221,517

	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	636,615	424,577	1,713,965
Costs of revenue	(574,744)	(373,753)	(288,809)	(1,237,306)
Segment gross profit	78,029	262,862	135,768	476,659
	Continuing operations
	Overseas Schools	Complementary Education Services	Domestic Kindergartens & K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	809,488	845,970	468,293	2,123,751
Costs of revenue	(657,099)	(511,799)	(357,521)	(1,526,419)
Segment gross profit	152,389	334,171	110,772	597,332

Schedule of Table Presents Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets	The following table presents total revenues from continuing operations for the years ended August 31, 2021, 2022 and 2023 from a geographical perspective:
	For the year ended August 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenues from sales originated:
China **	911,562	1,099,735	1,354,874
Canada	9,265	7,013	3,263
US	61,641	89,309	112,840
UK	419,312	517,908	652,774
Total	1,401,780	1,713,965	2,123,751
**	Includes mainland China and Hong Kong.

Long-Lived Assets [Member]
Segment Information (Tables) [Line Items]
Schedule of Table Presents Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets	The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2022 and 2023 from a geographical perspective:
	As of August 31,
	2022	2023
	RMB	RMB
China **	250,623	226,418
US	320,437	378,691
UK	1,276,050	1,358,563
Total	1,847,110	1,963,672
**	Includes mainland China and Hong Kong.